Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Mid Cap Portfolio
September 30, 2021
VIPMID-NPRT3-1121
1.808785.117
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Entertainment - 1.0%
Activision Blizzard, Inc.	708,900	54,861,771
Live Nation Entertainment, Inc. (a)	245,500	22,372,415
		77,234,186
Interactive Media & Services - 0.2%
IAC (a)	134,300	17,497,947
Media - 0.9%
Interpublic Group of Companies, Inc.	2,040,685	74,831,919
TOTAL COMMUNICATION SERVICES		169,564,052
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.2%
Adient PLC (a)	342,300	14,188,335
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	407,400	35,834,904
Hotels, Restaurants & Leisure - 4.8%
ARAMARK Holdings Corp.	715,500	23,511,330
Brinker International, Inc. (a)	456,700	22,401,135
Caesars Entertainment, Inc. (a)	721,439	81,003,171
Churchill Downs, Inc.	417,600	100,257,408
Dutch Bros, Inc.	15,900	688,788
Hilton Grand Vacations, Inc. (a)	1,001,800	47,655,626
Jubilant Foodworks Ltd.	150,140	8,159,031
Noodles & Co. (a)(b)	2,939,212	34,682,702
Penn National Gaming, Inc. (a)	260,700	18,890,322
Planet Fitness, Inc. (a)	305,200	23,973,460
Vail Resorts, Inc.	91,700	30,632,385
		391,855,358
Household Durables - 2.0%
KB Home	632,900	24,632,468
Lovesac (a)	212,600	14,050,734
Meritage Homes Corp. (a)	192,400	18,662,800
NVR, Inc. (a)	5,846	28,026,192
Taylor Morrison Home Corp. (a)	2,024,200	52,183,876
Toll Brothers, Inc.	508,900	28,137,081
		165,693,151
Internet & Direct Marketing Retail - 0.5%
Global-e Online Ltd.	85,100	6,110,180
Revolve Group, Inc. (a)(c)	463,600	28,636,572
thredUP, Inc. (a)	60,600	1,314,414
		36,061,166
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	558,300	47,840,727
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	983,400	39,355,668
America's Car Mart, Inc. (a)	89,300	10,428,454
American Eagle Outfitters, Inc. (c)	1,522,000	39,267,600
Dick's Sporting Goods, Inc. (c)	483,300	57,884,841
Five Below, Inc. (a)	374,300	66,179,983
Gap, Inc.	985,700	22,375,390
Williams-Sonoma, Inc.	673,100	119,360,823
		354,852,759
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	630,487	30,521,876
Deckers Outdoor Corp. (a)	338,025	121,756,604
On Holding AG	18,400	554,392
PVH Corp. (a)	237,200	24,381,788
Tapestry, Inc.	762,600	28,231,452
		205,446,112
TOTAL CONSUMER DISCRETIONARY		1,251,772,512
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
C&C Group PLC (United Kingdom) (a)	6,507,142	20,628,215
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	1,891,100	103,859,212
U.S. Foods Holding Corp. (a)	1,638,300	56,783,478
		160,642,690
Food Products - 1.0%
Nomad Foods Ltd. (a)	3,015,100	83,096,156
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	756,700	72,393,489
Personal Products - 0.0%
Olaplex Holdings, Inc.	159,400	3,347,400
TOTAL CONSUMER STAPLES		340,107,950
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	1,079,881	26,705,457
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	1,113,600	20,946,816
Cheniere Energy, Inc.	391,100	38,198,737
Hess Corp.	441,300	34,469,943
Magnolia Oil & Gas Corp. Class A	2,489,400	44,286,426
New Fortress Energy, Inc.	500,480	13,888,320
Range Resources Corp. (a)	2,440,771	55,234,648
Renewable Energy Group, Inc. (a)(c)	339,000	17,017,800
		224,042,690
TOTAL ENERGY		250,748,147
FINANCIALS - 15.7%
Banks - 6.8%
Atlantic Union Bankshares Corp.	523,200	19,279,920
Bancorp, Inc., Delaware (a)	1,069,300	27,213,685
BankUnited, Inc. (c)	813,761	34,031,485
Comerica, Inc.	338,500	27,249,250
CVB Financial Corp.	1,207,362	24,593,964
First Horizon National Corp.	3,524,178	57,408,860
First Republic Bank	138,900	26,791,032
Huntington Bancshares, Inc.	3,248,216	50,217,419
KeyCorp	1,918,400	41,475,808
M&T Bank Corp.	281,400	42,024,276
Signature Bank	446,200	121,491,336
Wintrust Financial Corp.	1,001,700	80,506,629
		552,283,664
Capital Markets - 2.0%
Ameriprise Financial, Inc.	272,813	72,055,370
Raymond James Financial, Inc.	743,542	68,614,056
TMX Group Ltd.	187,900	20,263,115
		160,932,541
Consumer Finance - 0.7%
Synchrony Financial	1,144,000	55,918,720
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	1,535,700	45,518,148
Insurance - 4.6%
American Financial Group, Inc.	353,600	44,493,488
Assurant, Inc.	371,800	58,651,450
Hartford Financial Services Group, Inc.	760,100	53,397,025
Hiscox Ltd. (a)	1,364,717	15,383,649
Old Republic International Corp.	2,728,300	63,105,579
Primerica, Inc.	567,420	87,172,735
Reinsurance Group of America, Inc.	473,924	52,728,784
		374,932,710
Thrifts & Mortgage Finance - 1.0%
Essent Group Ltd.	979,270	43,097,673
Meta Financial Group, Inc.	689,300	36,174,464
		79,272,137
TOTAL FINANCIALS		1,268,857,920
HEALTH CARE - 9.6%
Biotechnology - 1.2%
Argenx SE ADR (a)	33,945	10,251,390
Exelixis, Inc. (a)	1,594,200	33,701,388
Neurocrine Biosciences, Inc. (a)	394,300	37,817,313
Regeneron Pharmaceuticals, Inc. (a)	26,800	16,218,824
		97,988,915
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	803,003	34,842,300
Envista Holdings Corp. (a)	619,000	25,880,390
Hologic, Inc. (a)	295,281	21,794,691
ResMed, Inc.	110,648	29,161,280
Tandem Diabetes Care, Inc. (a)	244,900	29,236,162
The Cooper Companies, Inc. (c)	78,983	32,644,464
Zimmer Biomet Holdings, Inc.	421,300	61,661,468
		235,220,755
Health Care Providers & Services - 2.6%
Centene Corp. (a)	384,076	23,931,776
Molina Healthcare, Inc. (a)	429,500	116,527,645
Option Care Health, Inc. (a)(c)	2,042,600	49,553,476
Signify Health, Inc.	19,700	352,039
Universal Health Services, Inc. Class B	158,400	21,917,808
		212,282,744
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	59,399	8,647,306
Avantor, Inc. (a)	1,175,600	48,082,040
Maravai LifeSciences Holdings, Inc.	563,400	27,651,672
Sartorius Stedim Biotech	25,100	14,026,003
Syneos Health, Inc. (a)	586,400	51,298,272
Thermo Fisher Scientific, Inc.	68,363	39,057,833
		188,763,126
Pharmaceuticals - 0.6%
Nektar Therapeutics (a)	648,600	11,648,856
UCB SA	304,500	34,097,084
		45,745,940
TOTAL HEALTH CARE		780,001,480
INDUSTRIALS - 18.6%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	218,800	38,294,376
Howmet Aerospace, Inc.	911,300	28,432,560
		66,726,936
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)(c)	638,081	50,051,074
Airlines - 0.5%
Allegiant Travel Co. (a)	39,700	7,760,556
Copa Holdings SA Class A (a)	132,300	10,766,574
Jet2 PLC (a)	1,328,500	23,018,922
		41,546,052
Building Products - 2.8%
Builders FirstSource, Inc. (a)	2,332,900	120,704,246
Fortune Brands Home & Security, Inc.	211,700	18,930,214
Jeld-Wen Holding, Inc. (a)	2,442,600	61,138,278
UFP Industries, Inc.	332,500	22,603,350
		223,376,088
Commercial Services & Supplies - 0.4%
Driven Brands Holdings, Inc.	399,900	11,553,111
Stericycle, Inc. (a)	338,492	23,007,301
		34,560,412
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	112,600	8,021,624
Quanta Services, Inc.	435,700	49,591,374
Willscot Mobile Mini Holdings (a)	1,424,700	45,191,484
		102,804,482
Electrical Equipment - 4.2%
Acuity Brands, Inc.	300,198	52,045,327
AMETEK, Inc.	542,600	67,287,826
Generac Holdings, Inc. (a)	180,400	73,724,068
Regal Beloit Corp.	318,315	47,855,477
Sensata Technologies, Inc. PLC (a)	824,300	45,105,696
Sunrun, Inc. (a)	1,162,483	51,149,252
		337,167,646
Machinery - 3.5%
Crane Co.	604,400	57,303,164
Fortive Corp.	502,600	35,468,482
IDEX Corp.	74,700	15,459,165
ITT, Inc.	1,307,000	112,192,880
Oshkosh Corp.	428,300	43,845,071
Woodward, Inc.	210,100	23,783,320
		288,052,082
Marine - 0.3%
Clarkson PLC	496,075	25,272,637
Professional Services - 2.3%
ASGN, Inc. (a)	411,793	46,590,260
Clarivate Analytics PLC (a)(c)	1,489,700	32,624,430
Jacobs Engineering Group, Inc.	179,055	23,730,159
KBR, Inc.	1,044,800	41,165,120
TriNet Group, Inc. (a)	435,800	41,217,964
		185,327,933
Road & Rail - 0.6%
XPO Logistics, Inc. (a)(c)	638,081	50,778,486
Trading Companies & Distributors - 1.3%
GMS, Inc. (a)	814,400	35,670,720
Univar, Inc. (a)	2,863,500	68,208,570
		103,879,290
TOTAL INDUSTRIALS		1,509,543,118
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.7%
Digi International, Inc. (a)	1,689,200	35,506,984
Ericsson (B Shares)	1,647,400	18,594,087
		54,101,071
Electronic Equipment & Components - 1.2%
CDW Corp.	143,601	26,138,254
Jabil, Inc.	354,700	20,703,839
Trimble, Inc. (a)	244,300	20,093,675
Zebra Technologies Corp. Class A (a)	59,700	30,770,574
		97,706,342
IT Services - 4.4%
Akamai Technologies, Inc. (a)	171,500	17,937,185
Amadeus IT Holding SA Class A (a)	291,500	19,172,490
Concentrix Corp.	361,100	63,914,700
EPAM Systems, Inc. (a)	42,800	24,416,544
Euronet Worldwide, Inc. (a)	432,777	55,083,857
Genpact Ltd.	1,436,088	68,228,541
GoDaddy, Inc. (a)	811,991	56,595,773
WNS Holdings Ltd. sponsored ADR (a)	651,400	53,284,520
		358,633,610
Semiconductors & Semiconductor Equipment - 4.7%
Marvell Technology, Inc.	963,300	58,096,623
MediaTek, Inc.	642,000	20,681,072
MKS Instruments, Inc.	485,300	73,236,623
NXP Semiconductors NV	99,100	19,410,717
ON Semiconductor Corp. (a)	1,626,700	74,454,059
Semtech Corp. (a)	502,551	39,183,901
SolarEdge Technologies, Inc. (a)	259,500	68,824,590
Teradyne, Inc.	281,800	30,764,106
		384,651,691
Software - 2.0%
Adobe, Inc. (a)	33,800	19,459,336
Black Knight, Inc. (a)	578,500	41,652,000
Digital Turbine, Inc. (a)	324,000	22,275,000
Dynatrace, Inc. (a)	616,400	43,745,908
Telos Corp.	1,087,500	30,906,750
		158,038,994
TOTAL INFORMATION TECHNOLOGY		1,053,131,708
MATERIALS - 6.8%
Chemicals - 2.8%
Albemarle Corp. U.S.	92,658	20,289,322
Celanese Corp. Class A	321,800	48,475,952
Element Solutions, Inc.	3,666,300	79,485,384
Olin Corp.	1,265,500	61,060,375
The Chemours Co. LLC	611,600	17,773,096
		227,084,129
Construction Materials - 0.8%
Eagle Materials, Inc.	290,000	38,036,400
Martin Marietta Materials, Inc.	85,800	29,316,144
		67,352,544
Containers & Packaging - 0.7%
Avery Dennison Corp.	286,200	59,303,502
Metals & Mining - 2.5%
Agnico Eagle Mines Ltd. (Canada)	588,800	30,546,382
Cleveland-Cliffs, Inc. (a)	1,689,043	33,459,942
First Quantum Minerals Ltd.	1,973,000	36,528,383
Kirkland Lake Gold Ltd.	654,400	27,258,917
Reliance Steel & Aluminum Co.	210,300	29,950,926
Wheaton Precious Metals Corp.	1,079,200	40,625,498
		198,370,048
TOTAL MATERIALS		552,110,223
REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Alexandria Real Estate Equities, Inc.	221,000	42,226,470
CyrusOne, Inc.	674,800	52,236,268
Digital Realty Trust, Inc.	260,000	37,557,000
Douglas Emmett, Inc.	1,550,400	49,008,144
Duke Realty Corp.	651,700	31,196,879
Healthcare Trust of America, Inc.	883,400	26,201,644
Highwoods Properties, Inc. (SBI)	1,326,200	58,167,132
Invitation Homes, Inc.	1,811,200	69,423,296
Lamar Advertising Co. Class A	606,100	68,762,045
Mid-America Apartment Communities, Inc.	138,900	25,939,575
National Retail Properties, Inc.	1,690,200	72,999,738
Ventas, Inc.	507,200	28,002,512
VICI Properties, Inc.	963,000	27,358,830
		589,079,533
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	580,523	56,519,719
TOTAL REAL ESTATE		645,599,252
UTILITIES - 2.7%
Electric Utilities - 0.3%
OGE Energy Corp.	726,600	23,948,736
Independent Power and Renewable Electricity Producers - 2.4%
Clearway Energy, Inc. Class C	1,672,000	50,611,440
NextEra Energy Partners LP (c)	1,145,100	86,294,736
The AES Corp.	2,439,500	55,693,785
		192,599,961
TOTAL UTILITIES		216,548,697
TOTAL COMMON STOCKS (Cost $5,469,210,895)		8,037,985,059

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	67,929,844	67,943,430
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	125,037,401	125,049,905
TOTAL MONEY MARKET FUNDS (Cost $192,993,335)		192,993,335

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $5,662,204,230)	8,230,978,394
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(126,111,527)
NET ASSETS - 100.0%	8,104,866,867

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	36,996,886	1,023,149,157	992,200,490	20,118	(2,123)	-	67,943,430	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	11,512,106	922,618,862	809,081,063	60,107	-	-	125,049,905	0.4%
Total	48,508,992	1,945,768,019	1,801,281,553	80,225	(2,123)	-	192,993,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Digi International, Inc.	27,673,380	4,387,500	-	-	-	3,446,104	-
Noodles & Co.	23,219,775	-	-	-	-	11,462,927	34,682,702
Total	50,893,155	4,387,500	-	-	-	14,909,031	34,682,702

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.